Note 14 - Net Income (Loss) Per Share - Components of Reconciliation of Numerators and Denominators Net Loss Per Share (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Net income (loss) attributable to OCC (numerator)	$ 761,158	$ 188,163	$ (983,122)	$ (1,745,021)	$ (2,964,766)	$ (572,572)	$ (490,144)	$ (228,183)	$ (1,778,822)	$ (4,255,665)	$ 684,227
Shares (denominator) (in shares)									6,443,162	6,201,478	6,764,263
Basic and diluted net income (loss) per share (in dollars per share)	$ 0.11	$ 0.03	$ (0.15)	$ (0.28)	$ (0.48)	$ (0.09)	$ (0.08)	$ (0.04)	$ (0.28)	$ (0.69)	$ 0.10